Average Annual Total Returns (Natural Resources Trust)	12 Months Ended
May 01, 2011
MSCI World Energy Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	12.52%
Five Year	6.57%
Since Inception	15.32%
Date of Inception	May 05, 2003
Combined Index
Average Annual Return:
One Year	16.70%
Five Year	8.83%
Since Inception	17.73%
Date of Inception	May 05, 2003
MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	23.74%
Five Year	14.73%
Since Inception	24.51%
Date of Inception	May 05, 2003
MSCI World Paper & Forest Index (gross of foreign withholding tax on dividends)
Average Annual Return:
One Year	19.73%
Five Year	(1.36%)
Since Inception	2.96%
Date of Inception	May 05, 2003
Series I, Natural Resources Trust
Average Annual Return:
One Year	15.21%
Five Year	8.83%
Since Inception	19.89%
Date of Inception	May 05, 2003
Series II, Natural Resources Trust
Average Annual Return:
One Year	14.87%
Five Year	8.60%
Since Inception	19.63%
Date of Inception	May 05, 2003
Series NAV, Natural Resources Trust
Average Annual Return:
One Year	15.25%
Five Year	8.87%
Since Inception	19.93%
Date of Inception	Feb. 28, 2005